Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income taxes
Schedule of income tax expense

	For the years ended March 31,
	2012	2013	2014
Current income taxes
Russia	$(630)	$(915)	$(1,128)
Ukraine	(350)	(127)	2
Romania	(1,250)	(895)	14
USA	(290)	(381)	(437)
UK	(44)	(130)	(82)
Cyprus	—	(882)	(419)
Germany	(22)	(55)	(83)
Poland	—	(60)	(152)
Switzerland	(6)	(25)	(3,914)
Vietnam	—	—	(30)
Singapore	(19)	(23)	(17)

Total current income tax expense	$(2,611)	$(3,493)	$(6,246)

	For the years ended March 31,
	2012	2013	2014
Deferred taxes
Russia	$(350)	$(133)	$606
Romania	(249)	211	208
USA	—	—	795
Ukraine	—	—	(407)
Cyprus	—	(230)	50
Switzerland	—	—	288

Total deferred tax benefit/(expense)	(599)	(152)	1,540

Total income tax expense	$(3,210)	$(3,645)	$(4,706)

Schedule of reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income

	Years ended March 31,
	2012	2013	2014
Different tax rates of subsidiaries	$(2,366)	$(2,866)	$(4,581)
Tax effect of non-deductible expenses at applicable tax rates	(838)	(430)	(365)
Accrued tax claims	—	(63)	—
Tax on distribution of earnings of subsidiaries	—	(230)	(109)
Benefit from a change in tax position		—	405
Change in valuation allowance	(46)	—	—

Other	40	(56)	(56)

	$(3,210)	$(3,645)	$(4,706)

Schedule of major components of the Group's deferred tax assets and liabilities

	For the years ended March 31,
	2012	2013	2014
Deferred tax assets
Accrued operating (and interest) expenses	$988	$1,272	$1,732
Accounts receivable	6	1	—
Net operating loss / Tax loss carry forward	469	395	499
Capital lease payable	135	38	—
Deferred revenue	—	—	39
Contingent consideration	—	1843	1,332

Total deferred tax assets	1,598	3,549	3,602
Valuation allowance	(469)	(395)	(395)

Total deferred tax assets after valuation allowance	1,129	3,154	3,207

Deferred tax liabilities
Accounts receivable and revenue accruals	(437)	(459)	(95)
Inventory and deferred cost of revenue	(623)	(575)	(753)
Tax on undistributed earnings of susidiaries	—	(230)	—
Property and equipment	(1,663)	(1,843)	(2,258)
Intangible assets	(1,635)	(3,503)	(1,885)

Total deferred tax liabilities	(4,358)	(6,610)	(4,991)

Net deferred tax asset, current	—	238	1,027
Net deferred tax liability, current	(66)	(230)
Net deferred tax liability, non-current	(3,163)	(3,464)	(2,811)

Net deferred tax liabilities	$(3,229)	$(3,456)	$(1,784)

Schedule of income before income tax expense by geographic locations

	For the years ended March 31,
	2012	2013	2014
Domestic (British Virgin Islands)	$23,801	$23,836	$10,666
Foreign	15,517	17,346	45,270

Total income before tax expense	$39,318	$41,182	$55,936

Schedule of aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties

Balance as at March 31, 2011	$168
Changes in balances related to tax positions taken during current periods	—

Balance as at March 31, 2014	$168